Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 100.9%
Security	Shares	Value
Aerospace & Defense — 1.0%
Boeing Co.(1)(2)	15,470	$ 2,985,555
Huntington Ingalls Industries, Inc.(2)	905	263,780
L3Harris Technologies, Inc.(2)	6,224	1,326,335
Northrop Grumman Corp.(2)	17,902	8,568,971
Textron, Inc.(2)	26,970	2,587,232
		$ 15,731,873
Air Freight & Logistics — 0.5%
FedEx Corp.(2)	25,598	$ 7,416,765
		$ 7,416,765
Automobiles — 1.5%
Tesla, Inc.(1)(2)	136,574	$ 24,008,343
		$ 24,008,343
Banks — 2.2%
Bank of America Corp.(2)	130,000	$ 4,929,600
Fifth Third Bancorp(2)	88,466	3,291,820
Huntington Bancshares, Inc.(2)	179,679	2,506,522
JPMorgan Chase & Co.(2)	78,928	15,809,278
KeyCorp(2)	112,564	1,779,637
Regions Financial Corp.(2)	254,924	5,363,601
Truist Financial Corp.(2)	41,626	1,622,582
		$ 35,303,040
Beverages — 1.6%
Coca-Cola Co.(2)	153,903	$ 9,415,786
Constellation Brands, Inc., Class A(2)	3,691	1,003,066
PepsiCo, Inc.(2)	93,497	16,362,910
		$ 26,781,762
Biotechnology — 2.4%
AbbVie, Inc.(2)	41,395	$ 7,538,030
Amgen, Inc.(2)	59,770	16,993,806
Gilead Sciences, Inc.(2)	202,361	14,822,943
		$ 39,354,779
Broadline Retail — 5.7%
Amazon.com, Inc.(1)(2)	488,559	$ 88,126,272
PDD Holdings, Inc. ADR(1)(2)	38,468	4,471,905
		$ 92,598,177
Security	Shares	Value
Building Products — 0.5%
Allegion PLC(2)	10,516	$ 1,416,611
Masterbrand, Inc. (1)(2)	6,049	113,358
Trane Technologies PLC(2)	23,525	7,062,205
		$ 8,592,174
Capital Markets — 1.6%
CME Group, Inc.(2)	12,294	$ 2,646,775
Goldman Sachs Group, Inc.(2)	14,895	6,221,492
Moody's Corp.(2)	18,502	7,271,841
S&P Global, Inc.(2)	23,175	9,859,804
T Rowe Price Group, Inc.(2)	8,379	1,021,568
		$ 27,021,480
Chemicals — 1.5%
Air Products and Chemicals, Inc.(2)	13,083	$ 3,169,618
Corteva, Inc.(2)	20,341	1,173,066
Dow, Inc.(2)	20,341	1,178,354
DuPont de Nemours, Inc.(2)	20,341	1,559,545
Linde PLC(2)	19,727	9,159,641
PPG Industries, Inc.(2)	59,416	8,609,378
		$ 24,849,602
Commercial Services & Supplies — 0.9%
Copart, Inc.(1)(2)	163,944	$ 9,495,637
Republic Services, Inc.(2)	15,474	2,962,343
Veralto Corp.	3,099	274,757
Waste Management, Inc.(2)	10,149	2,163,259
		$ 14,895,996
Communications Equipment — 1.1%
Cisco Systems, Inc.(2)	358,876	$ 17,911,501
		$ 17,911,501
Construction Materials — 0.0%(3)
Martin Marietta Materials, Inc.(2)	824	$ 505,887
		$ 505,887
Consumer Finance — 1.0%
American Express Co.(2)	26,474	$ 6,027,865
Capital One Financial Corp.(2)	10,757	1,601,610
Discover Financial Services(2)	65,245	8,552,967
		$ 16,182,442
Consumer Staples Distribution & Retail — 1.2%
Kroger Co.(2)	77,736	$ 4,441,058

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Target Corp.(2)	9,637	$ 1,707,773
Walmart, Inc.(2)	232,395	13,983,207
		$ 20,132,038
Containers & Packaging — 0.2%
Packaging Corp. of America(2)	14,417	$ 2,736,058
WestRock Co.(2)	21,317	1,054,126
		$ 3,790,184
Distributors — 0.1%
Genuine Parts Co.(2)	9,927	$ 1,537,990
		$ 1,537,990
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.(2)	82,831	$ 3,475,589
		$ 3,475,589
Electric Utilities — 0.9%
Edison International(2)	98,847	$ 6,991,448
NextEra Energy, Inc.(2)	85,057	5,435,993
NRG Energy, Inc.(2)	25,141	1,701,794
		$ 14,129,235
Electrical Equipment — 0.3%
Eaton Corp. PLC(2)	6,652	$ 2,079,948
Rockwell Automation, Inc.(2)	8,828	2,571,861
		$ 4,651,809
Energy Equipment & Services — 0.0%(3)
Halliburton Co.(2)	12,111	$ 477,415
Helmerich & Payne, Inc.(2)	4,130	173,708
		$ 651,123
Entertainment — 2.2%
Netflix, Inc.(1)(2)	45,875	$ 27,861,264
Walt Disney Co.(2)	68,726	8,409,313
		$ 36,270,577
Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B(1)(2)	21,946	$ 9,228,732
Fidelity National Information Services, Inc.(2)	61,172	4,537,739
Mastercard, Inc., Class A(2)	20,925	10,076,852
Visa, Inc., Class A(2)	60,566	16,902,759
		$ 40,746,082
Security	Shares	Value
Food Products — 1.6%
General Mills, Inc.(2)	26,311	$ 1,840,981
Hershey Co.(2)	6,026	1,172,057
Hormel Foods Corp.(2)	21,160	738,272
JM Smucker Co.(2)	40,977	5,157,775
Lamb Weston Holdings, Inc.(2)	16,086	1,713,642
Mondelez International, Inc., Class A(2)	212,633	14,884,310
		$ 25,507,037
Ground Transportation — 0.7%
Norfolk Southern Corp.(2)	10,293	$ 2,623,377
Union Pacific Corp.(2)	37,756	9,285,333
		$ 11,908,710
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories(2)	19,651	$ 2,233,533
Baxter International, Inc.(2)	36,672	1,567,361
Edwards Lifesciences Corp.(1)(2)	66,378	6,343,082
Intuitive Surgical, Inc.(1)(2)	63,317	25,269,182
Stryker Corp.(2)	33,820	12,103,163
		$ 47,516,321
Health Care Providers & Services — 2.5%
Cigna Group(2)	27,981	$ 10,162,419
CVS Health Corp.(2)	33,957	2,708,410
DaVita, Inc.(1)(2)	11,550	1,594,478
McKesson Corp.(2)	15,861	8,514,978
UnitedHealth Group, Inc.(2)	36,899	18,253,935
		$ 41,234,220
Hotels, Restaurants & Leisure — 2.6%
Caesars Entertainment, Inc.(1)(2)	25,480	$ 1,114,495
Chipotle Mexican Grill, Inc.(1)(2)	3,188	9,266,783
Darden Restaurants, Inc.(2)	21,181	3,540,404
Marriott International, Inc., Class A(2)	67,519	17,035,719
McDonald's Corp.(2)	35,810	10,096,629
Yum! Brands, Inc.(2)	14,466	2,005,711
		$ 43,059,741
Household Durables — 0.3%
D.R. Horton, Inc.(2)	5,136	$ 845,129
PulteGroup, Inc.(2)	21,021	2,535,553
Whirlpool Corp.(2)	8,566	1,024,750
		$ 4,405,432
Household Products — 0.5%
Clorox Co.(2)	27,426	$ 4,199,195

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Products (continued)
Procter & Gamble Co.(2)	26,245	$ 4,258,251
		$ 8,457,446
Industrial REITs — 0.2%
ProLogis, Inc.(2)	21,785	$ 2,836,843
		$ 2,836,843
Insurance — 1.5%
American International Group, Inc.(2)	30,480	$ 2,382,622
Chubb Ltd.(2)	35,393	9,171,388
Lincoln National Corp.(2)	11,270	359,851
Marsh & McLennan Cos., Inc.(2)	18,528	3,816,397
Travelers Cos., Inc.(2)	35,246	8,111,515
Unum Group(2)	5,352	287,188
		$ 24,128,961
Interactive Media & Services — 9.1%
Alphabet, Inc., Class A(1)(2)	295,952	$ 44,668,035
Alphabet, Inc., Class C(1)(2)	276,787	42,143,589
Meta Platforms, Inc., Class A(2)	126,990	61,663,804
		$ 148,475,428
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.(2)	11,884	$ 1,729,241
Danaher Corp.(2)	9,298	2,321,896
Revvity, Inc.(2)	23,065	2,421,825
Thermo Fisher Scientific, Inc.(2)	4,361	2,534,657
		$ 9,007,619
Machinery — 1.3%
Caterpillar, Inc.(2)	8,507	$ 3,117,220
Dover Corp.(2)	25,606	4,537,127
Flowserve Corp.(2)	4,274	195,237
Ingersoll Rand, Inc.(2)	20,758	1,970,972
Parker-Hannifin Corp.(2)	12,967	7,206,929
Stanley Black & Decker, Inc.(2)	43,010	4,211,969
		$ 21,239,454
Media — 1.0%
Comcast Corp., Class A(2)	363,307	$ 15,749,359
Interpublic Group of Cos., Inc.(2)	8,737	285,088
		$ 16,034,447
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.(2)	94,914	$ 4,462,856
Security	Shares	Value
Metals & Mining (continued)
Newmont Corp.(2)	25,563	$ 916,178
		$ 5,379,034
Multi-Utilities — 0.7%
CMS Energy Corp.(2)	177,055	$ 10,683,499
		$ 10,683,499
Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.(2)	56,514	$ 8,914,518
Diamondback Energy, Inc.(2)	88,555	17,548,944
Exxon Mobil Corp.(2)	30,711	3,569,847
Marathon Oil Corp.(2)	20,484	580,517
ONEOK, Inc.(2)	27,001	2,164,670
Phillips 66(2)	42,445	6,932,966
Williams Cos., Inc.(2)	48,643	1,895,618
		$ 41,607,080
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)(2)	3,244	$ 139,460
Southwest Airlines Co.(2)	50,084	1,461,952
United Airlines Holdings, Inc.(1)(2)	5,240	250,891
		$ 1,852,303
Personal Care Products — 0.3%
Estee Lauder Cos., Inc., Class A(2)	29,712	$ 4,580,105
		$ 4,580,105
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.(2)	116,387	$ 6,311,667
Eli Lilly & Co.(2)	12,756	9,923,658
Johnson & Johnson(2)	36,122	5,714,139
Merck & Co., Inc.(2)	117,905	15,557,565
Pfizer, Inc.(2)	220,239	6,111,632
		$ 43,618,661
Professional Services — 0.8%
Dayforce, Inc.(1)(2)	119,930	$ 7,940,565
Equifax, Inc.(2)	14,785	3,955,283
Robert Half, Inc.(2)	12,784	1,013,516
		$ 12,909,364
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(2)	16,438	$ 1,598,431
		$ 1,598,431

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs — 0.3%
Apartment Investment and Management Co., Class A(1)(2)	27,957	$ 228,968
Mid-America Apartment Communities, Inc.(2)	36,921	4,858,065
		$ 5,087,033
Semiconductors & Semiconductor Equipment — 15.8%
Advanced Micro Devices, Inc.(1)(2)	155,383	$ 28,045,078
Analog Devices, Inc.(2)	56,522	11,179,486
ASML Holding NV - NY Shares(2)(4)	10,751	10,433,523
Broadcom, Inc.(2)	6,604	8,753,008
Intel Corp.(2)	250,217	11,052,085
Lam Research Corp.(2)	22,778	22,130,421
Microchip Technology, Inc.(2)	73,658	6,607,859
NVIDIA Corp.(2)	117,030	105,743,627
NXP Semiconductors NV(2)	18,694	4,631,812
ON Semiconductor Corp.(1)(2)	99,333	7,305,942
QUALCOMM, Inc.(2)	130,107	22,027,115
Texas Instruments, Inc.(2)	116,408	20,279,438
		$ 258,189,394
Software — 13.1%
Adobe, Inc.(1)(2)	35,801	$ 18,065,184
Fortinet, Inc.(1)(2)	143,167	9,779,738
Microsoft Corp.(2)	354,308	149,064,462
Oracle Corp.(2)	117,474	14,755,909
Salesforce, Inc.(2)	42,773	12,882,372
ServiceNow, Inc.(1)(2)	13,840	10,551,616
		$ 215,099,281
Specialized REITs — 0.4%
American Tower Corp.(2)	17,730	$ 3,503,271
Iron Mountain, Inc.(2)	38,019	3,049,504
		$ 6,552,775
Specialty Retail — 1.3%
Advance Auto Parts, Inc.(2)	18,636	$ 1,585,737
Best Buy Co., Inc.(2)	29,375	2,409,631
Home Depot, Inc.(2)	44,913	17,228,627
		$ 21,223,995
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.(2)	701,370	$ 120,270,928
		$ 120,270,928
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B(2)	87,443	$ 8,217,893
		$ 8,217,893
Tobacco — 0.2%
Altria Group, Inc.(2)	38,103	$ 1,662,053
Philip Morris International, Inc.(2)	16,505	1,512,188
		$ 3,174,241
Trading Companies & Distributors — 0.7%
Fastenal Co.(2)	158,488	$ 12,225,764
		$ 12,225,764
Total Common Stocks (identified cost $365,904,503)		$1,652,619,888

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	761,675	$ 761,675
Total Short-Term Investments (identified cost $761,675)		$ 761,675
Total Investments — 101.0% (identified cost $366,666,178)		$1,653,381,563
Total Written Call Options — (0.9)% (premiums received $15,166,034)		$ (15,274,780)
Other Assets, Less Liabilities — (0.1)%		$ (598,761)
Net Assets — 100.0%		$1,637,508,022
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of these securities is $10,433,523 or 0.6% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.9)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	28	$51,113,132	$18,600	4/1/24	$ (1,820)
NASDAQ 100 Index	28	51,113,132	18,400	4/3/24	(110,880)
NASDAQ 100 Index	28	51,113,132	18,750	4/5/24	(28,420)
NASDAQ 100 Index	28	51,113,132	18,300	4/8/24	(382,760)
NASDAQ 100 Index	29	52,938,601	18,400	4/10/24	(371,200)
NASDAQ 100 Index	29	52,938,601	18,200	4/12/24	(751,680)
NASDAQ 100 Index	29	52,938,601	18,400	4/15/24	(481,980)
NASDAQ 100 Index	29	52,938,601	18,400	4/17/24	(549,550)
NASDAQ 100 Index	28	51,113,132	18,600	4/19/24	(358,820)
NASDAQ 100 Index	29	52,938,601	18,400	4/22/24	(649,020)
NASDAQ 100 Index	29	52,938,601	18,500	4/24/24	(585,655)
NASDAQ 100 Index	29	52,938,601	18,600	4/26/24	(543,170)
S&P 500 Index	149	78,289,815	5,200	4/1/24	(795,660)
S&P 500 Index	149	78,289,815	5,175	4/3/24	(1,200,940)
S&P 500 Index	149	78,289,815	5,260	4/5/24	(388,890)
S&P 500 Index	150	78,815,250	5,170	4/8/24	(1,422,000)
S&P 500 Index	150	78,815,250	5,240	4/10/24	(730,500)
S&P 500 Index	151	79,340,685	5,185	4/12/24	(1,419,400)
S&P 500 Index	151	79,340,685	5,240	4/15/24	(871,270)
S&P 500 Index	149	78,289,815	5,250	4/17/24	(840,360)
S&P 500 Index	149	78,289,815	5,300	4/19/24	(542,360)
S&P 500 Index	149	78,289,815	5,260	4/22/24	(874,630)
S&P 500 Index	150	78,815,250	5,280	4/24/24	(787,500)
S&P 500 Index	149	78,289,815	5,320	4/26/24	(586,315)
Total					$(15,274,780)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $761,675, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,160,748	$59,967,984	$(64,367,057)	$ —	$ —	$761,675	$62,472	761,675
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,652,619,888*	$ —	$ —	$1,652,619,888
Short-Term Investments	761,675	—	—	761,675
Total Investments	$1,653,381,563	$ —	$ —	$1,653,381,563
Liability Description
Written Call Options	$ (15,274,780)	$ —	$ —	$ (15,274,780)
Total	$ (15,274,780)	$ —	$ —	$ (15,274,780)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.